Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jul-2023
Dates
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
Collection Period No.
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
7
1-Jul-2023
31-Jul-2023
11-Aug-2023
14-Aug-2023
15-Aug-2023
Actual/360 Days
29
30/360 Days
30
15-Aug-2023
15-Aug-2023
17-Jul-2023
15-Jul-2023
Summary
Beginning
Balance
0.00
657,072,732.88
657,500,000.00
118,600,000.00
Principal
Payment
0.00
55,015,520.91
0.00
0.00
Ending
Balance
0.00
602,057,211.97
657,500,000.00
118,600,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
83.673796
0.000000
0.000000
Initial
Balance
435,500,000.00
657,500,000.00
657,500,000.00
118,600,000.00
Note
Factor
0.000000
0.915676
1.000000
1.000000
1,433,172,732.88
1,378,157,21
1.97
55,015,520.91
T
otal Note Balance
1,869,100,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
47,925,707.49
1,481,098,440.37
154,128,419.80
1,635,226,860.17
47,925,707.49
1,426,082,919.46
148,008,333.81
1,574,091,253.27
47,928,299.76
1,917,028,299.76
200,704,831.25
2,1
17,733,131.01
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
47,928,299.76
47,925,707.49
47,925,707.49
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.090000%
4.510000%
4.310000%
Interest Payment
0.00
2,787,083.51
2,471,104.17
425,971.67
Interest per
$1000 Fac
e
Amount
0.000000
4.238910
3.758333
3.591667
Interest & Principal
Payment
0.00
57,802,604.42
2,471,104.17
425,971.67
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
87.912706
3.758333
3.591667
$60,699,680.26
T
otal
$5,684,159.35

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jul-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
66,865,923.87
0.00
66,865,923.87
58,879,730.61
6,540,197.39
650,302.69
562,117.89
0.00
0.00
233,575.29
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
1,362,689.05
0.00
0.00
5,684,159.35
0.00
0.00
55,015,520.91
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
66,865,923.87
4,803,554.56
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
1,362,689.05
0.00
0.00
0.00
1,362,689.05
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
5,684,159.35
0.00
2,787,083.51
2,471,104.17
425,971.67
0.00
0.00
0.00
0.00
0.00
5,684,159.35
0.00
2,787,083.51
2,471,104.17
425,971.67
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
5,684,159.35
5,684,159.35
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
55,015,520.91
0.00
0.00
0.00
55,015,520.91
Aggregate Principal Distributabl
e
Amount
55,015,520.91
55,015,520.91
0.00

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jul-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,792,570.75
0.00
4,792,570.75
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
16,692.32
216,882.97
233,575.29
4,792,570.75
0.00
16,692.32
16,692.32
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jul-2023
Pool Statistics
Pool Data
4.92%
46.96
21.09
Cutoff Date Pool Balance
Amount
2,117,733,131.01
Pool Balance beginning of Collection Period
1,635,226,860.17
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
1,574,091,253.27
45,781
46,813
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
52,827
36,502,428.76
22,377,301.85
0.00
2,255,876.29
Pool Factor
74.33%
4.85%
54.32
13.16

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jul-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
99.02%
0.68%
0.22%
0.08%
100.00%
1,558,678,214.20
10,681,875.47
3,417,422.75
1,313,740.85
1,574,091,253.27
45,487
211
58
25
45,781
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.301%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
15,121.81
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.717%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
5,504,338.95
1,059,554.23
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
54
364
Losses
(1)
Amount
2,255,876.29
649,695.56
546,626.50
Number of Receivables
Number of Receivables
Amount
15,422,843.73
8,024,432.29
1,894,072.49
Current
Cumulative
0.260%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
0.792%
Prior Collection Period
0.856 % Second Prior
Collection
Period
0.442
%
Third
Prior
Collection
Period
0.778%